Exhibit 99.1

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM ABS DUE DILIGENCE-15E

CERTIFICATION OF PROVIDER OF THIRD-PARTY DUE DILIGENCE SERVICES FOR

ASSET-BACKED SECURITIES

Pursuant to 17 CFR 240.17g-10, this Form must be used by a person providing third-party due diligence services in connection with an asset-backed security to comply with section 15E(s)(4)(B) of the Securities Exchange Act of 1934 (15 U.S.C. 78o-7(s)(4)(B)). Section 15E(s)(4)(B) of the Securities Exchange Act of 1934 requires a person providing the due diligence services to provide a written certification to any nationally recognized statistical rating organization that produces a credit rating to which such due diligence services relate.

Item 1. Identity of the person providing third-party due diligence services

KPMG LLP

8350 Broad Street, Suite 900

McLean, Virginia 22102

Item 2. Identity of the person who paid the person to provide third-party due diligence services

Sunrun Inc.

600 California St. #1800

San Francisco, CA 94108

Item 3. Credit rating criteria

If the due diligence performed by the third party is intended to satisfy the criteria for due diligence published by a nationally recognized statistical rating organization, identify the nationally recognized statistical rating organization and the title and date of the published criteria (more than one nationally recognized statistical rating organization may be identified).

KPMG LLP was not engaged to perform procedures that were intended to satisfy any criteria for due diligence published by a nationally recognized statistical rating organization.

Item 4. Description of the due diligence performed

Provide a description of the scope and manner of the due diligence services performed in connection with the review of assets that is sufficiently detailed to provide an understanding of the steps taken in performing the review. Include in the description: (1) the type of assets that were reviewed; (2) the sample size of the assets reviewed; (3) how the sample size was determined and, if applicable, computed; (4) whether the accuracy of information or data about the assets provided, directly or indirectly, by the securitizer or originator of the assets was reviewed and, if so, how the review was conducted; (5) whether the conformity of the origination of the assets to stated underwriting or credit extension guidelines, standards, criteria or other requirements was reviewed and, if so, how the review was conducted; (6) whether the value of collateral securing such assets was reviewed and, if so, how the review was conducted; (7) whether the compliance of the originator of the assets with federal, state, and local laws and regulations was reviewed and, if so, how the review was conducted; and (8) any other type of review that was part of the due diligence services conducted by the person executing this Form. This description should be attached to the Form and contain the heading “Item 4.” Provide this description regardless of whether the due diligence performed is intended to satisfy the criteria for due diligence published by a nationally recognized statistical rating organization.

The Report contains a description of the following (numbers correspond to the requested description items):

(1)	See attached Independent Accountants’ Agreed-Upon Procedures Report dated July 24, 2026, pertaining to Sunrun Quintus Issuer 2026-2, LLC.

(2)	See attached Independent Accountants’ Agreed-Upon Procedures Report dated July 24, 2026, pertaining to Sunrun Quintus Issuer 2026-2, LLC.

(3)	See attached Independent Accountants’ Agreed-Upon Procedures Report dated July 24, 2026, pertaining to Sunrun Quintus Issuer 2026-2, LLC.

(4)	See attached Independent Accountants’ Agreed-Upon Procedures Report dated July 24, 2026, pertaining to Sunrun Quintus Issuer 2026-2, LLC.

(5)	Not applicable

(6)	Not applicable

(7)	Not applicable

(8)	None

Item 5. Summary of findings and conclusions of review

Provide a summary of the findings and conclusions that resulted from the due diligence services that is sufficiently detailed to provide an understanding of the findings and conclusions that were conveyed to the person identified in Item 2. This summary should be attached to the Form and contain the heading “Item 5.”

The findings can be found in the attached Independent Accountants’ Agreed-Upon Procedures Report dated July 24, 2026. Consistent with American Institute of Certified Public Accountants attestation standards, there were no conclusions that resulted from the due diligence services. KPMG LLP was not engaged to, and did not, conduct an examination or review, the objective of which would be the expression of an opinion or conclusion, respectively, on the Initial Data File or the Data File (as defined in the attached Independent Accountants’ Agreed-Upon Procedures Report dated July 24, 2026, pertaining to Sunrun Quintus Issuer 2026-2, LLC).

CERTIFICATION

The undersigned has executed this Form ABS Due Diligence 15E on behalf of, and on the authority of, the person identified in Item 1 of the Form. The undersigned, on behalf of the person, represents that the person identified in Item 1 of the Form conducted a thorough review in performing the due diligence described in Item 4 attached to this Form and that the information and statements contained in this Form, including Item 4 attached to this Form, which are part of this Form, are accurate in all significant respects on and as of the date hereof.

For purposes of this certification, consistent with attestation standards established by the American Institute of Certified Public Accountants, we were not engaged to, and did not, conduct an examination or review, the objective of which would be the expression of an opinion or conclusion, respectively, on the Initial Data File or the Data File (as defined in the attached Independent Accountants’ Agreed-Upon Procedures Report dated July 24, 2026, pertaining to Sunrun Quintus Issuer 2026-2, LLC).

Name of Person Identified in Item 1:	KPMG LLP

By:	Melissa Garfinkel, Managing Director
(Print name of duly authorized person)		(Signature)

Date: July 24, 2026

KPMG LLP Suite 900 8350 Broad Street McLean, VA 22102

Independent Accountants’ Agreed-Upon Procedures Report

Sunrun Inc. (the “Company”)

BofA Securities, Inc. (the “Structuring Agent”)

(together, the “Specified Parties”)

Re: Sunrun Quintus Issuer 2026-2, LLC – Initial Data File and Data File Procedures

We have performed the procedures described below on the specified attributes in (i) an electronic data file entitled “Sunrun 2026-2 Quintus Portfolio Model Datatape (6.03.2026).xlsx” provided by the Company on June 4, 2026, containing information on 37,599 solar assets as of April 30, 2026 (the “Initial Data File”) and (ii) an electronic data file entitled “Sunrun 2026-2 Quintus Portfolio Model Datatape (6.29.2026).xlsx” provided by the Company on June 30, 2026, containing information on 37,595 solar assets (the “Solar Assets”) as of April 30, 2026 (the “Data File”). We were informed the Solar Assets are intended to be included as collateral in the offering by Sunrun Quintus Issuer 2026-2, LLC. The Company is responsible for the specified attributes identified by the Company in the Initial Data File and Data File.

The Specified Parties have agreed to and acknowledged that the procedures performed are appropriate to meet the intended purpose of assisting the Specified Parties in evaluating the accuracy of the specified attributes in the Initial Data File and Data File . This report may not be suitable for any other purpose. No other parties have agreed to or acknowledged the appropriateness of these procedures for the intended purpose or any other purpose.

The procedures performed may not address all the items of interest to a user of this report and may not meet the needs of all users of this report and, as such, users are responsible for determining whether the procedures performed are appropriate for their purposes. We make no representation regarding the appropriateness of the procedures either for the intended purpose or for any other purpose.

Unless otherwise stated, the following definitions have been adopted in presenting our procedures and findings:

•

The term “compared” means compared to the information shown and found it to be in agreement, unless otherwise stated. Such compared information was deemed to be in agreement if differences were within the reporting threshold.

•

The term “recomputed” means recalculated and compared the result to the information shown and found it to be in agreement, unless otherwise stated. Such recomputed information was deemed to be in agreement if differences were within the reporting threshold.

•	The term “reporting threshold” means that dollar amounts and percentages were within $1.00 and 0.1%, respectively, unless otherwise stated.

•

The term “Solar Asset Contracts” means some or all of the following documents provided by the Company for each Selected Asset (defined below): the residential solar power purchase agreement, residential power purchase agreement, power purchase agreement, solar facility addendum contract, solar as built proposal, residential solar system lease agreement, amendment to the residential solar power purchase agreement, net energy metering agreement, customer approved plan, PV designer report, PV plan set report, PV system site plan, PV system roof plan, utility bill, customer invoice, change order documentation, and/or lease disclosure thereto. The Solar Asset Contracts were represented by the Company to be a copy of the original Solar Asset Contracts and/or electronic records contained within the Company’s servicing system. We make no representation regarding the validity or accuracy of the Solar Asset Contracts or the execution of the Solar Asset Contracts by the borrowers.

•

The term “PTO Notification” means the notice provided by the Company identifying the date on which the utility provider confirmed the Selected Asset was granted permission-to-operate (PTO) on the electrical grid.

•

The term “Sample Selection File” means an electronic data file entitled “Sunrun 2026-2 Quintus Portfolio Model Datatape (6.01.2026).xlsx” provided by the Company on June 2, 2026, containing information on 37,599 solar assets as of April 30, 2026.

•

The term “Revised Data File” means an electronic data file entitled “Sunrun 2026-2 Quintus Portfolio Model Datatape (6.16.2026).xlsx” provided by the Company on June 17, 2026, containing information on 37,599 solar assets as of April 30, 2026.

•

The term “FICO & ACH Support” means two (2) electronic data files entitled “FICO and Billing Method Data vE.xlsx” and “FICO and Billing Method Data vE – Replacement.xlsx” provided by the Company on June 17, 2026 and July 2, 2026, respectively, containing credit report scores and billing type information associated with each Selected Asset.

•

The term “Additional Billing Type Support” means servicing system screenshots provided by the Company on June 25, 2026, containing information on billing type for Selected Assets #146, 149, 200, and 219.

•

The term “Company Mapping Support” means electronic mail correspondence provided by the Company on July 17, 2026, containing information on the abbreviations used for Panel Manufacturer, Utility Company, and Inverter Manufacturer.

•	The term “Source Documents” means the Solar Asset Contracts, PTO Notification, FICO & ACH Support, Additional Billing Type Support, and Company Mapping Support.

•	The term “Instructions” means the instructions provided by the Company pertaining to a procedure, attribute, methodology, or value, as described in Exhibit A.

•	The term “Provided Information” means the Source Documents, Sample Selection File, Revised Data File and Instructions.

The procedures we were instructed by the Company to perform and the associated findings are as follows:

A.

We randomly selected a sample of 300 solar assets from the Sample Selection File (the “Selected Assets”) using a random sampling tool. A listing of the Selected Assets is attached hereto as Exhibit B. For purposes of this procedure, the Company did not inform us of the basis they used to determine the number of solar assets we were instructed to randomly select from the Sample Selection File.

B.

For each Selected Asset, we compared or recomputed the specified attributes in the Initial Data File listed below to or using the corresponding information included in the Source Documents listed below in the Provided Information column, utilizing the Instructions, as applicable. The Company indicated that the absence of any of the information in the Source Documents or the inability to agree the indicated information from the Initial Data File to the Source Documents for each of the attributes identified, utilizing the Instructions as applicable, constituted an exception. The Source Documents are listed in the order of priority, with the highest priority document listed first.

2

Attribute	Provided Information
Customer Agreement ID	Solar Asset Contracts

State	Solar Asset Contracts

System Size (kW)	Solar Asset Contracts, Instructions

Estimated Solar Generation Year 1 (kWh)	Solar Asset Contracts, Instructions

Customer Agreement Term (Years)	Solar Asset Contracts

Attribute	Provided Information

Product Type	Solar Asset Contracts

Billing Type	Solar Asset Contracts

Panel Manufacturer	Solar Asset Contracts, Company Mapping Support

Utility Company	Solar Asset Contracts, PTO Notification, Company Mapping Support

Total Monthly Payment Year 1 (Lease & Balanced PPAs)	Solar Asset Contracts, Instructions

Annual Escalator (%)	Solar Asset Contracts

Performance Guarantee %	Solar Asset Contracts, Instructions

PeGu Payout Frequency	Solar Asset Contracts, Instructions

Inverter Manufacturer	Solar Asset Contracts, Company Mapping Support

Battery Manufacturer	Solar Asset Contracts, Instructions

Cumulative Guaranteed Production kWh (Year 20)	Solar Asset Contracts, Instructions

ACH (Y/N)	FICO & ACH Support, Additional Billing Type Support

Current FICO	FICO & ACH Support

PTO Date	PTO Notification, Instructions

Balanced or Generation (PPA Type)	Solar Asset Contracts, Instructions

Customer Agreement Remaining Initial Term (Months)	Instructions

We found such information to be in agreement except as listed in Exhibit C.

C.

As a result of the findings identified and reported in the performance of Procedure B, the Initial Data File was revised by the Company. The Revised Data File represents the revised information reflecting resolution of reported differences, as determined appropriate by the Company. The Revised Data File was subsequently updated to exclude four (4) solar assets, one (1) of which was a Selected Asset. This updated file was designated as the Data File. We randomly selected one (1) solar asset from the Data File using a random sampling tool (the “Additional Selected Asset” and together with the Selected Assets

3

defined above, the “Selected Assets”). A listing of the Additional Selected Asset is included on Exhibit B. For purposes of this procedure, the Company did not inform us of the basis they used to determine the number of solar assets we were instructed to randomly select from the Data File.

D.	We reperformed Procedure B for the Selected Assets in the Data File.

We found such information to be in agreement except as listed in Exhibit D.

We were engaged by the Company to perform this agreed-upon procedures engagement. We conducted our engagement in accordance with attestation standards established by the American Institute of Certified Public Accountants, which involves us performing the specific procedures agreed to and acknowledged above and reporting on findings based on performing those procedures. We were not engaged to, and did not, conduct an examination or review, the objective of which would be the expression of an opinion or conclusion, respectively, on the specified attributes in the Initial Data File and Data File. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported.

We are required to be independent of the Company and to meet our other ethical responsibilities, in accordance with the relevant ethical requirements related to our agreed-upon procedures engagement.

The procedures performed were applied based on the information included in the Initial Data File, Data File and Provided Information, without verification or evaluation of such information by us; therefore, we express no opinion or any other form of assurance regarding (i) the reasonableness of the information provided to us by the Company, (ii) the physical existence of the Solar Assets, (iii) the reliability or accuracy of the Provided Information which was used in our procedures, or (iv) matters of legal interpretation.

The procedures performed were not intended to address, nor did they address: (i) the conformity of the origination of the Solar Assets to stated underwriting or credit extension guidelines, standards, criteria or other requirements, (ii) the value of collateral securing any such Solar Assets being securitized, (iii) the compliance of the originator of the Solar Assets with federal, state, and local laws and regulations, or (iv) any other factor or characteristic of the Solar Assets that would be material to the likelihood that the issuer of the notes will pay interest and principal in accordance with applicable terms and conditions. The procedures performed were not intended to satisfy any criteria for due diligence published by the nationally recognized statistical rating organizations (“NRSROs”).

The terms of our engagement are such that we have no responsibility to update this report because of events and circumstances that may subsequently occur.

This report is intended solely for the information and use of the Specified Parties. It is not intended to be and should not be used by any other person or entity, including investors or the NRSROs, who are not identified in the report as the Specified Parties but may have access to this report as required by law or regulation.

/s/ KPMG LLP

McLean, Virginia

July 24, 2026

4

Exhibit A

Instructions

Number	Attribute	Instructions
1.	System Size (kW)	Consider the attribute to be in agreement if it is within 0.1 kW of the Source Document value.

2.	Estimated Solar Generation Year 1 (kWh)	Consider the attribute to be in agreement if it is within 0.5% of the Source Document value.

3.	Total Monthly Payment Year 1 (Lease & Balanced PPAs)	Do not perform this procedure for Selected Assets with a Balanced or Generation (PPA Type) of “Generation.”

4.	Performance Guarantee %

For Selected Assets with a Balanced or Generation (PPA Type) of “Generation,” consider the attribute to be in agreement if Initial Data File/Data File value is 0.

For Selected Assets for which the performance guarantee percentage is not included in the Solar Asset Contracts, recompute as guaranteed production included in the Solar Asset Contracts divided by Estimated Solar Generation Year 1 (kWh).

Consider the attribute to be in agreement if it is within 1% of the Source Document value.

5.	PeGu Payout Frequency	Do not perform this procedure for Selected Assets if the Performance Guarantee % is 0.

6.	Battery Manufacturer	Do not perform this procedure for Selected Assets if the Number of Batteries in the Initial Data File/Data File is 0.

7.	Cumulative Guaranteed Production kWh (Year 20)	Consider the attribute to be in agreement if it is within the range of -2% to 15% of the Source Document value.

8.	PTO Date	Consider the attribute to be in agreement if it is within 15 days of the Source Document value.

9.	Balanced or Generation (PPA Type)

Do not perform this procedure for Selected Assets with a Product Type of “Lease.”

For Selected Assets with a Total Monthly Payment Year 1 (Lease & Balanced PPAs) of $0, consider the attribute to be in agreement if the Initial Data File/Data File value is “Generation.”

For Selected Assets with a Total Monthly Payment Year 1 (Lease & Balanced PPAs) not equal to $0, consider the attribute to be in agreement if the Initial Data File/Data File value is “Balanced.”

10.	Customer Agreement Remaining Initial Term (Months)	Recompute as the difference (in months) between Customer Agreement Term (Years) and Customer Agreement Seasoning (Months) in the Initial Data File/Data File.

A-1

Exhibit B

The Selected Assets

Selected Asset Number		Customer Agreement ID	Selected Asset Number		Customer Agreement ID	Selected Asset Number		Customer Agreement ID
1		1000469***	41	¹	1160073***	81		1267224***
2		1002970***	42	¹	1161955***	82		1269043***
3		1004664***	43		1163540***	83		1278069***
4		1007691***	44	¹	1163633***	84		1280108***
5		1013435***	45		1164801***	85		1297760***
6		1021614***	46		1166325***	86	¹	1303136***
7		1032577***	47	¹	1168920***	87		1314189***
8	¹	1043132***	48		1182746***	88		1315190***
9		1044972***	49	¹	1187855***	89	¹	1321512***
10		1047154***	50		1190765***	90	¹	1324859***
11		1048473***	51	¹	1191114***	91	¹	1332987***
12	¹	1048970***	52		1192144***	92		1352269***
13		1051148***	53	¹	1192679***	93		1356634***
14		1053186***	54		1194529***	94	¹	1357560***
15	¹	1056317***	55		1200977***	95		1359370***
16	¹	1058670***	56	¹	1201537***	96	¹	1362346***
17		1062860***	57		1207444***	97	¹	1362476***
18		1063013***	58		1208666***	98		1364112***
19	¹	1066864***	59		1210115***	99	¹	1367746***
20		1067436***	60	¹	1212589***	100		1369534***
21	¹	1070920***	61		1216065***	101	¹	1370061***
22	¹	1078692***	62		1221681***	102	¹	1370553***
23		1080830***	63	¹	1221912***	103		1373199***
24		1081897***	64	¹	1224925***	104		1384463***
25		1084773***	65		1237070***	105		1386539***
26		1089120***	66	¹	1238270***	106		1387008***
27	¹	1107434***	67		1243686***	107		1395987***
28		1117218***	68		1244816***	108		1398987***
29		1118848***	69		1246494***	109		1404730***
30		1122252***	70		1246553***	110	¹	1405237***
31	¹	1124421***	71		1247166***	111	¹	1408015***
32		1129721***	72		1247353***	112	¹	1409220***
33		1130465***	73	¹	1249802***	113	¹	1414531***
34		1143950***	74	¹	1253251***	114	¹	1417257***
35	¹	1146467***	75		1254437***	115		1440359***
36		1149479***	76		1254835***	116		1441927***
37		1149733***	77	¹	1257969***	117	¹	1444530***
38	¹	1152143***	78		1260197***	118		1446455***
39		1157174***	79		1262159***	119		1450346***
40	¹	1157863***	80	¹	1266571***	120		1456415***

Exhibit B

The Selected Assets

Selected Asset Number		Customer Agreement ID	Selected Asset Number		Customer Agreement ID	Selected Asset Number		Customer Agreement ID
121	¹	1457788***	161		1632951***	201	¹	1803009***
122		1458618***	162	¹	1643993***	202	¹	1803109***
123		1463781***	163	¹	1653306***	203		1804728***
124		1478189***	164	¹	1656330***	204	¹	1806320***
125		1478511***	165		1656962***	205	¹	1813018***
126		1483435***	166		1657758***	206		1817688***
127		1488666***	167		1657919***	207	¹	1822097***
128	¹	1490118***	168	¹	1658508***	208		1823159***
129	¹	1490405***	169	¹	1661303***	209	¹	1823992***
130		1492582***	170	¹	1677840***	210		1826575***
131	¹	1499334***	171		1681731***	211		1829915***
132	¹	1520863***	172	¹	1682112***	212	¹	1832495***
133	¹	1520907***	173		1683578***	213		1832837***
134		1521220***	174		1684572***	214		1844935***
135	¹	1525315***	175	¹	1688489***	215		1847247***
136	¹	1529741***	176		1712029***	216		1852891***
137	¹	1535439***	177	¹	1715782***	217		1865063***
138		1538099***	178	¹	1718690***	218		1869425***
139		1538805***	179		1723600***	219		1869695***
140		1542579***	180		1726457***	220		1875695***
141		1545310***	181		1734583***	221		1878659***
142	¹	1553166***	182	¹	1740172***	222		1879464***
143	¹	1564932***	183		1740426***	223	¹	1883384***
144		1566144***	184		1743289***	224		1883790***
145		1569028***	185		1747440***	225		1886714***
146		1574549***	186		1748702***	226		1887307***
147		1579373***	187		1749411***	227		1905073***
148		1579992***	188	¹	1751706***	228	¹	1908326***
149	¹	1581540***	189	¹	1761865***	229	¹	1909871***
150		1590027***	190		1764818***	230		1912892***
151	¹	1600931***	191		1769027***	231	¹	1913294***
152		1611251***	192		1769137***	232	¹	1918557***
153	¹	1612107***	193		1774210***	233	¹	1918577***
154		1614501***	194		1774222***	234		1929304***
155	¹	1620298***	195	¹	1774873***	235		1931373***
156	¹	1623689***	196		1779419***	236		1939451***
157		1630489***	197		1783923***	237		1941616***
158	¹	1631374***	198		1789915***	238	¹	1945419***
159		1632160***	199		1797603***	239		1947429***
160	¹	1632188***	200		1802933***	240		1947940***

Exhibit B

The Selected Assets

Selected Asset Number		Customer Agreement ID	Selected Asset Number		Customer Agreement ID
241		1951988***	271		2028448***
242		1955371***	272	¹	2031390***
243	¹	1955822***	273		2031823***
244		1965420***	274		2039761***
245	¹	1965543***	275		2042216***
246		1967334***	276		2048228***
247		1967817***	277		2054140***
248	¹	1969397***	278	¹	2058916***
249		1976363***	279		2065460***
250		1985255***	280	¹	2068468***
251	[2]	1985810***	281		2070953***
251	[3]	1985872***	282		2075637***
252		1987156***	283	¹	2076863***
253	¹	1987733***	284		2091767***
254		1989849***	285		2096017***
255		1994431***	286		2105400***
256	¹	1996293***	287		2106023***
257		2000981***	288		2107149***
258		2003877***	289		2108237***
259		2004000***	290	¹	2109911***
260		2005599***	291	¹	2115853***
261	¹	2009626***	292		2117824***
262		2009935***	293	¹	2120808***
263		2014210***	294		2121680***
264		2015749***	295	¹	2122296***
265		2017110***	296		2135436***
266		2019466***	297		2136430***
267		2019488***	298		2136866***
268	¹	2020355***	299		2138274***
269	¹	2021712***	300	¹	2144307***
270	¹	2024450***

[1]	Selected Asset with Inverter Manufacturer attribute exception as listed in Exhibit C. An Excel formula error was identified during the course of our procedures.
[2]	Selected Asset from the Initial Data File that was replaced by Additional Selected Asset from the Data File.
[3]	Additional Selected Asset from the Data File.

Exhibit C

Exceptions – Initial Data File

Selected Asset Number	Customer Agreement ID	Attribute	Per Initial Data File	Per Provided Information
Various See Exhibit B Footnote 1 for the impacted Selected Assets	Various

Inverter Manufacturer

A total of 108 exceptions related to Inverter Manufacturer were identified in the Initial Data File. The Company informed us that these variances were due to an Excel formula error.

34	1143950***	Annual Escalator (%)	2.90%	3.90%
40	1157863***	Total Monthly Payment Year 1 (Lease & Balanced PPAs)	95.72	102.41
58	1208666***	System Size (kW)	1.84	2.28
63	1221912***	System Size (kW)	11.13	10.92
75	1254437***	Annual Escalator (%)	2.90%	3.90%
78	1260197***	Annual Escalator (%)	2.90%	3.90%
80	1266571***	Total Monthly Payment Year 1 (Lease & Balanced PPAs)	110.84	119.71
83	1278069***	Annual Escalator (%)	2.90%	3.90%
98	1364112***	System Size (kW)	5.83	5.72
106	1387008***	Annual Escalator (%)	2.90%	0.00%
115	1440359***	Performance Guarantee %	95%	100%
115	1440359***	Total Monthly Payment Year 1 (Lease & Balanced PPAs)	173.02	181.37
140	1542579***	Annual Escalator (%)	2.90%	3.90%
145	1569028***	Annual Escalator (%)	2.90%	3.90%
157	1630489***	Annual Escalator (%)	2.90%	3.90%
171	1681731***	Annual Escalator (%)	2.90%	3.90%
195	1774873***	Total Monthly Payment Year 1 (Lease & Balanced PPAs)	113.05	122.67
218	1869425***	Annual Escalator (%)	2.90%	3.90%
220	1875695***	Annual Escalator (%)	2.90%	3.90%
256	1996293***	System Size (kW)	4.24	4.42
262	2009935***	Total Monthly Payment Year 1 (Lease & Balanced PPAs)	69.64	73.83
263	2014210***	Annual Escalator (%)	2.90%	3.90%
265	2017110***	Annual Escalator (%)	2.90%	3.90%

C-1

Exhibit D

Exceptions – Data File

Selected Asset Number	Customer Agreement ID	Attribute	Per Data File	Per Provided Information
34	1143950***	Annual Escalator (%)	2.90%	3.90%
40	1157863***	Total Monthly Payment Year 1 (Lease & Balanced PPAs)	95.72	102.41
58	1208666***	System Size (kW)	1.84	2.28
63	1221912***	System Size (kW)	11.13	10.92
75	1254437***	Annual Escalator (%)	2.90%	3.90%
78	1260197***	Annual Escalator (%)	2.90%	3.90%
80	1266571***	Total Monthly Payment Year 1 (Lease & Balanced PPAs)	110.84	119.71
83	1278069***	Annual Escalator (%)	2.90%	3.90%
98	1364112***	System Size (kW)	5.83	5.72
106	1387008***	Annual Escalator (%)	2.90%	0.00%
115	1440359***	Performance Guarantee %	95%	100%
115	1440359***	Total Monthly Payment Year 1 (Lease & Balanced PPAs)	173.02	181.37
140	1542579***	Annual Escalator (%)	2.90%	3.90%
145	1569028***	Annual Escalator (%)	2.90%	3.90%
157	1630489***	Annual Escalator (%)	2.90%	3.90%
171	1681731***	Annual Escalator (%)	2.90%	3.90%
195	1774873***	Total Monthly Payment Year 1 (Lease & Balanced PPAs)	113.05	122.67
218	1869425***	Annual Escalator (%)	2.90%	3.90%
220	1875695***	Annual Escalator (%)	2.90%	3.90%
256	1996293***	System Size (kW)	4.24	4.42
262	2009935***	Total Monthly Payment Year 1 (Lease & Balanced PPAs)	69.64	73.83
263	2014210***	Annual Escalator (%)	2.90%	3.90%
265	2017110***	Annual Escalator (%)	2.90%	3.90%

D-1